General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
General and Administrative Expenses
Schedule of general and administrative expenses

	For the year ended December 31,
	2019	2020	2021
Employee costs	24,863	24,051	16,079
Share-based compensation (Note 22)	5,107	5,486	3,032
Amortization of long-term employee benefits	—	—	684
Other expenses	17,415	17,712	23,518
Total	47,385	47,249	43,313